Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2016
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M16 (CHF million)
Credit guarantees and similar instruments	2,092	1,113	3,205	2,976		9	1,726
Performance guarantees and similar instruments	4,381	2,450	6,831	5,958		87	2,897
Derivatives [2]	28,754	7,474	36,228	36,228		1,158	–	[3]
Other guarantees	3,697	1,417	5,114	5,111		36	3,383
Total guarantees	38,924	12,454	51,378	50,273		1,290	8,006
2015 (CHF million)
Credit guarantees and similar instruments	2,908	1,479	4,387	4,178		24	1,727
Performance guarantees and similar instruments	4,201	2,613	6,814	5,915		75	3,104
Derivatives [2]	23,528	14,661	38,189	38,189		755	–	[3]
Other guarantees	3,901	1,478	5,379	5,374		51	3,492
Total guarantees	34,538	20,231	54,769	53,656		905	8,323
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments
Other commitments
	6M16							2015
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,169	8	4,177		4,115		2,849	4,020	7	4,027		3,932		2,468
Irrevocable loan commitments	27,761	84,467	112,228	[2]	108,578		50,428	33,776	103,627	137,403	[2]	133,583		63,275
Forward reverse repurchase agreements	837	–	837		837		837	48	–	48		48		48
Other commitments	996	141	1,137		1,137		8	404	321	725		726		6
Total other commitments	33,763	84,616	118,379		114,667		54,122	38,248	103,955	142,203		138,289		65,797
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 94,822 million and CHF 95,025 million of unused credit limits as of the end of 6M16 and 2015, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.